Consolidated statements of cash flows - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities
Loss for the year	£ (15,030)	£ (16,064)	£ (20,162)
Adjustments for:
Depreciation of property, plant and equipment	1,016	983	772
Amortisation of intangible fixed assets	434	1,577	3,583
Loss on disposal of fixed assets	165	27
Net interest (income)/expense	585	(249)	(1,264)
Impairment of intangible assets		1,500	11,413
Share based payment expense	(36)	520	203
Taxation	(2,032)	(1,265)	(9,160)
Loss on sale of subsidiary	1,407
Foreign exchange losses	130
Cash flows from operating activities before changes in working capital	(13,361)	(12,971)	(14,615)
Decrease /(Increase) in inventories	347	(202)	(237)
Decrease/(Increase) in trade and other receivables	1,030	(968)	(242)
(Decrease)/Increase in trade and other payables	(2,995)	(267)	358
Increase in provisions	165
Cash used in operations	(14,814)	(14,408)	(14,736)
Taxes received	1,364	1,455	1,650
Net cash used in operating activities	(13,450)	(12,953)	(13,086)
Investing activities
Purchases of property, plant and equipment	(244)	(707)	(1,347)
Purchase of intangibles		(778)	(19)
Disposal of subsidiary, net of cash disposed	9,259
Proceeds from disposal of fixed assets	25
Interest received	2	15	164
Net cash generated from / (used in) investing activities	9,042	(1,470)	(1,202)
Financing activities
Interest paid	(587)	(111)	(74)
Payments to finance lease creditors	(64)	(25)	(69)
Repayment of borrowings	(5,821)	(552)	(235)
New bank loan		5,237	65
Share issues net of costs		5,728	15,568
Net cash generated from/(used in) financing activities	(6,472)	10,277	15,255
Net (decrease)/increase in cash and cash equivalents	(10,880)	(4,146)	967
Cash and cash equivalents at beginning of year	13,204	17,608	16,175
Exchange (losses)/gains on cash and cash equivalents	19	(258)	466
Cash and cash equivalents at end of year	£ 2,343	£ 13,204	£ 17,608